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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08885

Hewitt Series Trust
(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069
(Address of principal executive offices) (Zip code)

Jim M. Flynn 4 Overlook Point Lincolnshire, IL 60069
(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:      December 31, 2015

Date of reporting period:   January 1, 2015 to December 31, 2015

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/01/15)	Ending Account Value (12/31/15)	Annualized Expense Ratio†	Expenses Paid During Period* (7/01/15 to 12/31/15)
Actual	$1,000.00	$1,000.20	0.26%	$1.31
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	0.26	$1.33

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investment:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$770,832,803
Receivables:
Administration fees (Note 3)	204,827

Total Assets	771,037,630

LIABILITIES
Payables:
Accrued trustees fees	11,102
Accrued shareholder servicing fees	506,596
Other accrued expenses	191,607

Total Liabilities	709,305

NET ASSETS	$770,328,325

Net assets consist of:
Paid-in capital	$770,327,447
Undistributed net investment income	33
Accumulated net realized gain	845

NET ASSETS	$770,328,325

Shares outstanding	770,326,335

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$2,368,944
Expenses[1]	(599,314)

Net investment income allocated from Master Portfolio	1,769,630

FUND EXPENSES (Note 4)
Administration fees	4,708,014
Shareholder servicing fees	2,140,007
Registration costs	85,023
Printing costs	115,016
Fund accounting fees and transfer agent fees	98,028
Trustees fees	80,731
Legal fees	65,015
Audit fees	28,007

Total fund expenses	7,319,841

Fees reimbursed by Hewitt Associates LLC (Note 4)	(5,788,576)

Total net expenses	1,531,265

NET INVESTMENT INCOME	238,365

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	27,819

Net gain on investments	27,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$266,184

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $10,816.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$238,365	$146,604
Net realized gain	27,819	60,749

Net increase in net assets resulting from operations	266,184	207,353

Distributions to shareholders:
From net investment income	(238,589)	(146,604)
From net realized gain	(34,325)	(56,296)

Total distributions to shareholders	(272,914)	(202,900)

Capital share transactions (Note 7):
Net capital share transactions	(63,970,791)	(1,206,614)

Net increase (decrease) in net assets resulting from capital share transactions	(63,970,791)	(1,206,614)

Increase (Decrease) in net assets	(63,977,521)	(1,202,161)

NET ASSETS:
Beginning of Year	834,305,846	835,508,007

End of Year	$770,328,325	$834,305,846

Undistributed net investment income included in net assets at end of period	$33	$257

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gain	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.03%	0.02%	0.03%	0.03%	0.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$770,327	$834,305	$835,508	$689,795	$553,776
Ratio of net expenses to average net assets[2,3]	0.25%	0.21%	0.24%	0.32%	0.27%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2]	0.96%	0.97%	0.98%	0.97%	0.98%
Ratio of net investment income to average net assets[2,3]	0.03%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[2]	(0.68)%	(0.74)%	(0.72)%	(0.63)%	(0.70)%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[3]	Ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (1.78% of total Master Portfolio net assets as of December 31, 2015).

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to the share class based on its relative net assets.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master Portfolio of the MIP at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2015, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2015, Hewitt Associates reimbursed the Fund $5,788,576 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Hewitt for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the year ended December 31, 2015, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

Hewitt Associates and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BAL a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2015.

As of December 31, 2015, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $33 and capital and other gains of $845, for net accumulated earnings of $878.

The tax character of distributions paid during 2015 for the Fund was ordinary income of $272,914.

As of December 31, 2015, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of December 31, 2015, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (concluded)

6.	Principal Risks

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.

7.	Capital Share Transactions

As of December 31, 2015, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	327,006,930	$327,006,930	321,143,223	$321,143,223
Shares issued in reinvestments of dividends	272,945	272,945	202,900	202,900
Shares redeemed	(391,250,666)	(391,250,666)	(322,552,737)	(322,552,737)

Net (decrease)	(63,970,791)	$(63,970,791)	(1,206,614)	$(1,206,614)

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Hewitt Series Trust and
the Shareholders of Hewitt Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hewitt Money Market Fund (the “Fund”), comprising Hewitt Series Trust, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2016

HEWITT SERIES TRUST

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended December 31, 2015. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Address and Year of Birth	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held
Disinterested Trustees*
Don Hunt, age 77 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Retired	Director, New Covenant Trust Company, 2012 to Present Director, Vision III Imaging, Inc., 1997 to Present.

John Oliverio, age 63 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Medical Group, July 2006 to Present; Director, Wheaton Franciscan Ministries, Inc., January 1998 to Present; Director, United Health System, September 1998 to Present; Director, Affinity Health System, January 1995 to February 2012; Director, Wheaton Franciscan Healthcare-Southeast Wisconsin, July 2006 to Present; Director, Wheaton Franciscan Healthcare Iowa, October 2009 to Present; Director, Catholic Theological Union, July 2009 to Present; Director, Covenant Health System, June 2011 to Present.

Name, Address and Year of Birth	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held
Interested Trustees** and Officers
Lian Gregory, 42 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	President and Trustee, since November, 2013	Chief Executive Officer (since 2013), Director of Brokerage Operations and Delivery (2009-2013), Hewitt Financial Services LLC	None

Jim Flynn, 48 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Secretary, since May, 2013	Senior Counsel, Aon Hewitt (2012-Present); formerly, Vice President and General Counsel, Allstate Institutional Advisers, LLC (registered investment adviser) and Senior Attorney, Allstate Insurance Company (2008 – 2012).	None

Douglas S. Keith, 50 C/O Hewitt Associates 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since September, 2013	Chief Financial Officer, Hewitt Financial Services LLC; Financial Operations Principal, Aon Benfield Securities, Inc.	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

December 31, 2015

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	40%
Commercial Paper	29
Certificates of Deposit	26
U.S. Government Sponsored Agency Obligations	4
Time Deposits	1
Corporate Notes	–
U.S. Treasury Obligations	–
Liabilities in Excess of Other Assets	(–)

Total	100%

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2015

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic
Bank of America N.A.:
0.37%, 1/04/16	$183,000	$183,000,000
0.42%, 1/07/16[a]	200,000	200,000,000
0.44%, 4/05/16[a]	497,400	497,400,000
0.48%, 4/18/16	100,000	100,000,000
0.57%, 4/20/16[a]	150,000	150,000,000
State Street Bank & Trust, 0.59%, 3/29/16[a]	149,000	149,000,000
Wells Fargo Bank NAa:
0.55%, 1/06/16	135,000	135,000,000
0.55%, 1/21/16	150,000	150,000,000
0.54%, 2/12/16	100,000	100,000,000
0.57%, 2/12/16	35,000	35,000,000
0.54%, 2/18/16	150,000	150,000,000
0.32%, 4/01/16	177,500	177,500,000
		2,026,900,000
Yankee[b]
Bank of Montreal, Chicago[a]:
0.39%, 1/07/16	140,000	140,000,000
0.59%, 1/25/16	200,000	200,000,000
0.60%, 4/21/16	400,000	400,000,000
0.56%, 6/01/16	130,000	130,000,000
0.65%, 7/21/16	125,000	125,000,000
Bank of Nova Scotia, Houston[a]:
0.56%, 3/18/16	75,000	75,000,000
0.58%, 4/08/16	185,000	185,000,000
0.55%, 4/15/16	92,000	92,000,000
0.59%, 5/09/16	150,000	150,000,000
0.56%, 6/06/16	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.28%, 1/05/16	100,000	100,000,000
0.28%, 1/06/16	75,000	75,000,000
0.48%, 1/07/16[a]	246,000	246,000,000

Certificates of Deposit	Par (000)	Value
Canadian Imperial Bank of Commerce, New York[a]:
0.53%, 1/26/16	$97,100	$97,100,000
0.57%, 4/18/16	200,000	200,000,000
0.59%, 5/19/16	400,000	400,000,000
0.55%, 5/23/16	400,000	400,000,000
0.55%, 6/01/16	250,000	250,000,000
0.62%, 6/01/16	200,000	200,000,000
0.65%, 6/30/16	150,000	150,000,000
Credit Industriel et Commercial, New York, 0.53%, 2/11/16[a]	225,000	225,000,000
Mitsubishi UFJ Trust & Banking Corp., New York, 0.45%, 2/04/16[a]	100,000	100,000,000
Mizuho Bank Ltd., New York:
0.37%, 1/19/16	150,000	150,000,000
0.30%, 1/26/16	298,550	298,550,000
0.51%, 4/01/16	50,000	50,000,000
Nordea Bank AB, 0.49%, 5/13/16[a]	180,000	180,000,000
Norinchukin Bank, New York:
0.33%, 1/06/16	122,500	122,500,000
0.33%, 1/07/16	300,000	300,000,000
0.31%, 1/08/16	125,000	125,000,000
0.30%, 1/27/16	88,500	88,500,000
Rabobank Nederland, New York[a]:
0.41%, 1/11/16	280,000	280,000,000
0.46%, 4/11/16	200,000	200,000,000
Royal Bank of Canada, New York[a]:
0.45%, 3/16/16	200,000	200,000,000
0.46%, 5/03/16	310,000	310,000,000
0.57%, 10/14/16	180,000	180,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Skandinaviska Enskilda Banken AB, New York:
0.50%, 3/01/16	$10,000	$10,002,491
0.50%, 3/14/16[a]	150,000	150,000,000
0.39%, 4/05/16[a]	200,000	200,000,000
Standard Chartered Bank, New York, 0.37%, 1/04/16[a]	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York[a]:
0.48%, 1/08/16[a]	100,000	100,000,000
0.64%, 2/25/16	175,000	175,000,000
0.55%, 3/15/16	250,000	250,000,000
0.49%, 4/07/16	130,000	130,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.38%, 1/08/16	220,000	220,000,000
0.77%, 6/21/16[a]	100,000	100,000,000
Toronto-Dominion Bank, New York:
0.52%, 1/26/16[a]	150,000	150,000,000
0.53%, 2/25/16[a]	100,000	100,000,000
0.57%, 5/19/16[a]	75,000	75,000,000
0.75%, 6/06/16	130,000	130,000,000
0.57%, 10/17/16[a]	137,000	137,000,000
UBS AG, Stamford[a]:
0.56%, 2/17/16	300,000	300,000,000
0.67%, 4/29/16	295,000	295,000,000
Westpac Banking Corp., New York, 0.57%, 10/21/16[a]	25,000	25,000,000
		9,271,652,491
Total Certificates of Deposit – 26.1%		11,298,552,491

Commercial Paper	Par (000)	Value
ABN Amro Funding USA LLC[c]:
0.32%, 1/19/16	$100,000	$99,984,000
0.43%, 3/02/16	170,000	169,876,136
0.63%, 3/28/16	296,500	296,048,579
ANZ New Zealand International Ltd.[a]:
0.45%, 5/03/16	100,000	100,000,000
0.39%, 6/03/16[d]	50,000	50,000,000
ASB Finance Ltd.[a]:
0.50%, 5/09/16	100,000	100,000,000
0.49%, 7/01/16	150,000	150,000,000
Atlantic Asset Securitization LLC[c]:
0.30%, 1/06/16	200,000	199,991,667
0.30%, 1/07/16	100,000	99,995,000
Australia & New Zealand Banking Group Ltd.[a]:
0.63%, 5/23/16	250,000	250,000,000
0.64%, 5/26/16	250,000	250,000,000
0.60%, 6/03/16	180,000	180,000,000
Bank of Nova Scotia:
0.55%, 4/21/16[a]	75,000	74,990,576
0.50%, 5/04/16[c,d]	190,000	189,672,778
Bennington Stark Capital Co.[c]:
0.30%, 1/05/16	45,000	44,998,500
0.60%, 2/02/16	130,000	129,930,667
0.55%, 2/16/16	100,000	99,929,722
Bedford Row Funding Corp.[a]:
0.41%, 2/05/16	100,000	100,000,000
0.56%, 2/26/16	65,000	65,000,000
0.41%, 3/07/16[d]	50,000	50,000,000
0.47%, 4/07/16	75,000	75,000,000
0.60%, 4/20/16	100,000	100,000,000
0.44%, 5/10/16	100,000	100,000,000
0.70%, 6/13/16	100,000	100,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BPCE SA, 0.65%, 3/31/16[c]	$600,000	$599,025,000
Cafco LLC, 0.50%, 3/07/16[c]	25,000	24,977,083
Cancara Asset Securitisation LLC[c]:
0.33%, 1/07/16	300,000	299,983,500
0.31%, 1/14/16	41,000	40,995,410
Chariot Funding LLC, 0.52%, 5/04/16[c]	48,000	47,914,027
Collateralized Commercial Paper Co. LLC[a]:
0.45%, 1/07/16	200,000	200,000,000
0.60%, 2/22/16	125,000	125,000,000
0.61%, 4/19/16	110,000	110,000,000
Collateralized Commercial Paper II Co.:
0.53%, 5/13/16[c]	100,000	99,804,194
0.67%, 6/08/16[a]	100,000	100,000,000
Commonwealth Bank of Australia[a]:
0.37%, 2/19/16	100,000	100,000,000
0.52%, 2/26/16	150,000	150,000,000
0.53%, 3/29/16[d]	100,000	100,000,000
0.53%, 3/30/16	100,000	100,000,000
0.40%, 4/29/16	48,000	48,000,000
0.55%, 5/20/16	100,000	99,992,153
0.42%, 6/02/16	100,000	100,000,000
0.50%, 6/14/16	150,000	150,000,000
0.63%, 6/24/16	340,000	340,000,000
0.65%, 6/28/16	200,000	200,000,000
0.49%, 7/05/16	49,000	49,000,000
0.62%, 7/15/16	75,000	75,000,000
Crown Point Capital LLC, 0.23%, 1/04/16[c]	30,000	29,999,425

Commercial Paper	Par (000)	Value
DBS Bank Ltd.,
0.65%, 3/30/16[c,d]	$50,000	$49,922,361
Deutsche Telekom AGc:
0.67%, 1/08/16	36,500	36,495,245
0.66%, 1/11/16	46,000	45,991,567
Duke Energy Corp.[c]:
0.63%, 1/04/16	49,750	49,747,388
0.80%, 1/15/16	47,500	47,485,222
HSBC Bank PLC[a]:
0.40%, 2/05/16	200,000	200,000,000
0.50%, 7/06/16	160,000	160,000,000
Hyundai Capital America[c]:
0.55%, 1/08/16	50,000	49,994,653
0.55%, 1/14/16	25,000	24,995,035
Kellogg Co.[c]:
0.40%, 1/07/16[d]	35,000	34,997,667
0.72%, 1/13/16	13,000	12,996,880
Kells Funding LLC[c]:
0.34%, 2/03/16	150,000	149,953,250
0.34%, 2/08/16	150,000	149,946,167
0.37%, 3/02/16	115,000	114,927,901
LMA Americas LLC[c]:
0.33%, 2/04/16	44,400	44,386,162
0.40%, 2/12/16	30,000	29,986,000
Lyondellbasell Investment LLC, 0.78%, 1/19/16[c]	98,000	97,961,780
Matchpoint Finance PLC, 0.52%, 3/24/16[c]	4,625	4,619,455
Medtronic, Inc., 0.70%, 1/21/16[c,d]	23,000	22,991,056
Mitsubishi UFJ Trust & Banking Corp., New York, 0.70%, 4/04/16[c]	40,000	39,926,889
Mizuho Bank Ltd., 0.49%, 4/18/16[c,d]	262,000	261,614,860
Motiva Enterprises LLC, 0.69%, 1/14/16[c]	46,000	45,988,538

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
National Australia Bank Ltd.[a]:
0.59%, 2/26/16	$374,000	$374,000,000
0.62%, 6/08/16	140,000	140,000,000
National Bank of Canada, 0.62%, 3/23/16[a]	400,000	400,000,000
Natixis, New York, 0.40%, 2/11/16[c]	40,000	39,981,778
Nissan Motor Acceptance Corp.[c]:
0.45%, 1/04/16	50,000	49,998,125
0.45%, 1/05/16	25,000	24,998,750
0.45%, 1/06/16[d]	15,000	14,999,062
0.73%, 1/19/16	60,000	59,978,100
Nordea Bank ABc:
0.48%, 2/26/16	150,000	149,889,167
0.40%, 4/01/16	150,000	149,848,333
0.50%, 4/18/16	9,500	9,485,892
Old Line Funding LLC[c]:
0.51%, 5/16/16	80,000	79,845,867
0.63%, 5/23/16	50,000	49,874,875
Oversea Chinese Banking Corp. Ltd., 0.55%, 5/19/16[a]	40,000	40,000,000
Sheffield Receivable Corp.[c]:
0.27%, 1/04/16	500	499,989
0.37%, 1/19/16	200,000	199,963,000
0.40%, 1/27/16	300,000	299,913,333
0.80%, 3/18/16	250,000	249,572,222
Societe Generale SA, 0.50%, 2/01/16[c]	23,850	23,839,731
Standard Chartered Bank, 0.37%, 3/03/16[c]	5,000	4,996,814
Sumitomo Mitsui Banking Corp.[c]:
0.70%, 3/22/16[d]	150,000	149,763,750
0.50%, 4/01/16	75,000	74,905,208

Commercial Paper	Par (000)	Value
Sumitomo Mitsui Trust Bank Ltd., 0.38%, 2/05/16[c,d]	$200,000	$199,926,111
Thunder Bay Funding LLC[c]:
0.50%, 3/11/16[d]	50,000	49,951,389
0.83%, 6/15/16	86,000	85,670,859
Versailles Commercial Paper LLC[c]:
0.33%, 1/04/16	150,000	149,995,875
0.30%, 1/15/16	99,120	99,108,436
0.50%, 3/03/16	75,000	74,935,417
0.66%, 4/01/16	200,000	199,666,333
Virginia Electric & Power Co., 0.55%, 1/08/16[c]	50,000	49,994,653
Westpac Banking Corp.[a]:
0.40%, 3/02/16	40,000	40,000,000
0.47%, 3/18/16	25,000	25,000,000
0.50%, 3/18/16	112,000	112,000,000
0.22%, 4/01/16	150,000	150,000,000
0.63%, 6/23/16	485,000	485,000,000
Westpac Securities NZ Ltd., London[a]:
0.41%, 5/06/16[d]	50,000	50,000,000
0.63%, 5/23/16	198,500	198,500,000
Total Commercial Paper – 28.9%		12,496,139,562
Corporate Notes
Commonwealth Bank of Australia, 3.25%, 3/17/16[d]	50,000	50,279,626
GE Capital International Funding Co., 0.96%, 4/15/16[d]	177,476	177,696,486
Total Corporate Notes – 0.5%		227,976,112
Time Deposits – 0.7%
Credit Agricole SA, 0.25%, 1/04/16	326,000	326,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.35%, 8/16/17[a]	$80,000	$79,986,860
Federal Farm Credit Bank[a]:
0.47%, 2/24/16	79,750	79,754,838
0.24%, 3/29/16	100,000	99,997,562
0.43%, 8/01/16	75,000	74,995,576
0.22%, 10/03/16	74,500	74,489,004
0.50%, 11/21/16	32,000	32,024,573
0.43%, 1/30/17	150,000	149,967,076
0.46%, 3/24/17	50,000	50,003,296
0.44%, 3/29/17	100,000	99,988,168
0.35%, 7/13/17	100,000	99,968,892
0.22%, 7/20/17	50,000	49,986,753
0.37%, 9/13/17	115,000	115,000,000
0.26%, 10/27/17	145,000	144,944,845
0.38%, 12/04/17	125,000	125,000,000
0.29%, 1/26/18	90,000	89,980,934
0.39%, 3/02/18	68,000	67,999,196
Federal Home Loan Bank[a]:
0.31%, 5/27/16	35,000	34,997,861
0.18%, 2/07/17	68,000	67,967,495
Total U.S. Government Sponsored Agency Obligations – 3.5%		1,537,052,929
U.S. Treasury Obligations – 0.1%
U.S. Treasury Note, 0.43%, 10/31/17[a]	62,500	62,312,973

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.22%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $166,004,058, collateralized by various Corporate Debt/Obligations, 0.83% to 3.62%, due 10/20/23 to 8/23/36, original par and fair values of $181,765,820 and $177,620,001, respectively)	$166,000	$166,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $177,620,001)		166,000,000
Citigroup Global Markets, Inc., 0.17%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $100,001,889, collateralized by a U.S. Government Sponsored Agency Obligation, 2.00%, due 8/15/25, original par and fair value of $104,098,300 and $102,000,095, respectively)	100,000	100,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.32%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $1,210,043, collateralized by various U.S. Treasury Obligations, 1.88% to 2.50%, due 8/31/22 to 8/15/23, original par and fair values of $1,241,443 and $1,234,201, respectively)[e]	$1,210	$1,210,000
Citigroup Global Markets, Inc., 0.96%, 3/05/16 (Purchased on 12/31/15 to be repurchased at $150,261,354, collateralized by various Corporate Debt/Obligations, 0.53% to 5.19%, due 2/25/37 to 11/23/46, original par and fair values of $381,135,477 and $160,500,000, respectively)[f]	150,000	150,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $263,734,296)		251,210,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.47%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $324,016,920, collateralized by various Corporate Debt/Obligations, 0.00%, due 11/27/45 to 4/25/55, original par and fair values of $432,265,000 and $388,803,435, respectively)	$324,000	$324,000,000
Credit Suisse Securities (USA) LLC, 0.47%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $163,508,538, collateralized by various Corporate Debt/Obligations, 5.00% to 9.89%, due 5/15/21 to 5/25/55, original par and fair values of $200,724,242 and $196,200,571, respectively)	163,500	163,500,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.70%, 1/05/16 (Purchased on 12/29/15 to be repurchased at $244,023,722, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 11/15/17 to 4/25/54, original par and fair values of $459,420,606 and $292,804,539, respectively)	$244,000	$244,000,000
Credit Suisse Securities (USA) LLC, 0.88%, 2/04/16 (Purchased on 12/31/15 to be repurchased at $400,342,222, collateralized by a Corporate Debt/Obligation, 5.00%, due 11/27/45, original par and fair value of $545,120,000 and $480,000,232, respectively)[f]	400,000	400,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,357,808,777)		1,131,500,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.25%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $12,550,348,611, collateralized by various U.S. Treasury Obligations, 2.38% to 6.13%, due 5/31/18 to 11/15/27, original par and fair values of $11,928,523,600 and $12,550,348,671, respectively)	$12,550,000	$12,550,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $12,550,348,671)		12,550,000,000
Goldman Sachs & Co., 0.34%, 1/05/16 (Purchased on 12/29/15 to be repurchased at $563,026,586, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.89%, due 6/25/19 to 10/15/49, original par and fair values of $13,632,455,938 and $606,302,169, respectively)	563,000	563,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.38%, 1/07/16 (Purchased on 12/31/15 to be repurchased at $24,001,773, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50% to 5.17%, due 3/25/33 to 11/20/45, original par and fair values of $23,013,915 and $24,483,982, respectively)	$24,000	$24,000,000
Total Value of Goldman Sachs & Co. (collateral value of $630,786,151)		587,000,000
HSBC Securities (USA), Inc., 0.24%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $50,001,333, collateralized by various Corporate Debt/Obligations, 2.46% to 10.00%, due 4/15/16 to 11/01/35, original par and fair values of $53,121,000 and $52,427,893, respectively)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.32%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $185,006,578, collateralized by various Corporate Debt/Obligations, 2.46% to 11.00%, due 7/08/16 to 1/15/26, original par and fair values of $212,096,000 and $194,250,533, respectively)	$185,000	$185,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $246,678,426)		235,000,000
J.P. Morgan Securities LLC, 0.47%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $60,003,133, collateralized by various Corporate Debt/Obligations, 0.70% to 7.21%, due 1/15/29 to 6/25/36, original par and fair values of $116,509,938 and $75,003,783, respectively)	60,000	60,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.71%, 2/04/16 (Purchased on 12/31/15 to be repurchased at $150,103,542, collateralized by various Corporate Debt/Obligations, 0.03% to 1.75%, due 11/05/30 to 7/15/56, original par and fair values of $23,130,633,154 and $160,500,171, respectively)[f]	$150,000	$150,000,000
J.P. Morgan Securities LLC, 0.79%, 2/04/16 (Purchased on 12/31/15 to be repurchased at $150,115,208, collateralized by various Corporate Debt/Obligations, 0.00% to 5.08%, due 4/15/26 to 2/25/37, original par and fair values of $219,123,453 and $187,500,416, respectively)[f]	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.99%, 3/31/16 (Purchased on 12/31/15 to be repurchased at $150,376,513, collateralized by various Corporate Debt/Obligations, 0.00% to 6.90%, due 3/20/16 to 4/17/52, original par and fair values of $230,201,571 and $187,500,489, respectively)[f]	$150,000	$150,000,000
J.P. Morgan Securities LLC, 1.11%, 3/31/16 (Purchased on 12/31/15 to be repurchased at $200,562,683, collateralized by various Corporate Debt/Obligations, 0.47% to 7.08%, due 6/25/21 to 3/25/54, original par and fair values of $2,016,825,155 and $243,199,697, respectively)[f]	200,000	200,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.67%, 2/16/16 (Purchased on 11/17/15 to be repurchased at $142,124,211, collateralized by various Corporate Debt/Obligations, 0.00% to 7.92%, due 3/20/16 to 5/25/47, original par and fair values of $614,633,034 and $177,500,608, respectively)	$142,000	$142,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,031,205,164)		852,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $25,000,806, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $25,705,000 and $25,500,093, respectively)	25,000	25,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, 1/07/16 (Purchased on 12/31/15 to be repurchased at $262,017,831, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.42%, due 4/15/20 to 10/20/65, original par and fair values of $16,928,845,510 and $284,391,929, respectively)	$262,000	$262,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.72%, 2/14/16, (Purchased on 12/31/15 to be repurchased at $42,037,800, collateralized by various Corporate Debt/Obligations, 0.00% to 1.01%, due 8/26/23 to 6/26/47, original par and fair values of $86,875,618 and $52,500,001, respectively)[f]	42,000	42,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $362,392,023)		329,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.35%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $75,002,917, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.33%, due 4/15/32 to 2/25/45, original par and fair values of $786,690,823 and $81,250,559, respectively)	$75,000	$75,000,000
Mizuho Securities USA, Inc., 1.44%, 2/01/16 (Purchased on 12/31/15 to be repurchased at $44,807,439, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.32%, due 9/25/32 to 4/15/44, original par and fair values of $415,776,602 and $48,462,004, respectively)[f]	44,750	44,750,000
Total Value of Mizuho Security USA, Inc. (collateral value of $129,712,563)		119,750,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.19%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $209,004,412, collateralized by various Corporate Debt/Obligations, 0.00% to 9.38%, due 3/22/16 to 12/31/99, original par and fair values of $251,654,767 and $219,493,233, respectively)	$209,000	$209,000,000
RBC Capital Markets LLC, 0.20%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $51,001,133, collateralized by various Corporate Debt/Obligations, 0.00% to 10.20%, due 3/22/16 to 11/15/67, original par and fair values of $56,479,011 and $53,551,007, respectively)	51,000	51,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.20%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $90,002,000, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 0.32%, due 1/7/16 to 6/14/16, original par and fair values of $94,668,389 and $94,500,001, respectively)	$90,000	$90,000,000
Total Value of RBC Capital Markets LLC (collateral value of $367,544,241)		350,000,000
Wells Fargo Securities LLC, 0.27%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $320,009,600, collateralized by various Corporate Debt/Obligations, 0.71% to 4.95%, due 5/20/17 to 10/15/48, original par and fair values of $345,035,080 and $342,400,001, respectively)	320,000	320,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.55%, 1/11/16 (Purchased on 10/13/15 to be repurchased at $93,030,632, collateralized by various Corporate Debt/Obligations, 1.05% to 6.88%, due 5/27/16 to 4/01/45, original par and fair values of $100,348,000 and $97,666,622, respectively)	$93,015	$93,015,000
Wells Fargo Securities LLC, 0.49%, 2/01/16 (Purchased on 11/02/15 to be repurchased at $150,065,333, collateralized by various Corporate/Debt Obligations, 1.90% to 6.55%, due 1/25/16 to 10/15/44, par and fair value of $154,473,000 and $157,500,345, respectively)	150,000	150,000,000
Wells Fargo Securities LLC, 0.49%, 2/02/16 (Purchased on 11/03/15 to be repurchased at $140,062,883, collateralized by various Corporate Debt/Obligations, 0.49% to 6.35%, due 1/25/16 to 5/01/46, original par and fair values of $146,882,000 and $147,000,757, respectively)	140,000	140,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2015

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.97%, 3/17/16 (Purchased on 12/17/15 to be repurchased at $110,228,219, collateralized by various Corporate Debt/Obligations, 0.00% to 5.64%, due 6/17/31 to 5/25/55, original par and fair values of $142,111,559 and $137,500,000, respectively)	$110,000	$110,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $882,067,725)		813,015,000
Total Repurchase Agreements – 40.2%		17,384,475,000
Total Investments – 100.1% (Cost – $43,332,509,067*)		43,332,509,067
Liabilities in Excess of Other Assets – (0.1)%		(43,355,075)

Net Assets – 100.0%		$43,289,153,992

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
[a]	Variable rate security. Rate as of period end.
[b]	Issuer is a U.S. branch of foreign domiciled bank.
[c]	Rates are discount rates or a range of discount rates at the time of purchase.
[d]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

[e]	Traded in a joint account.
[f]	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

Short-Term Securities [1]
Assets
Investments
Level 1	–
Level 2	$43,332,509,067
Level 3	–

Total	$43,332,509,067

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $807,820 is categorized as Level 1 within the disclosure hierarchy.

During the year ended December 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value – unaffiliated[1]	$25,948,034,067
Repurchase agreements, at value[2]	17,384,475,000
Cash	807,820
Interest receivable	8,523,001

Total assets	43,341,839,888

LIABILITIES
Payables:
Investments purchased	49,922,361
Investment advisory fees	2,614,406
Trustees’ fees	118,296
Professional fees	30,833

Total liabilities	52,685,896

NET ASSETS	$43,289,153,992

NET ASSETS CONSIST OF
Investors’ capital	$43,289,153,992

[1] Investments at cost – unaffiliated	$25,948,034,067

[2] Repurchase agreements at cost – unaffiliated	$17,384,475,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

INVESTMENT INCOME
Interest	$119,502,024

EXPENSES
Investment advisory	43,123,047
Independent Trustees	471,506
Professional	68,211

Total expenses	43,662,764
Less fees waived by the Manager	(13,476,631)

Total expenses after fees waived	30,186,133

NET INVESTMENT INCOME	89,315,891

REALIZED GAIN
Net realized gain from investments	1,394,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,710,349

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS FOR CHANGES IN NET ASSETS

	Year Ended December 31, 2015	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$89,315,891	$66,517,792
Net realized gain	1,394,458	3,145,559

Net increase in net assets resulting from operations	90,710,349	69,663,351

Capital Transactions
Proceeds from contributions	125,579,520,075	53,841,747,303
Value of withdrawals	(123,227,762,969)	(54,589,158,809)

Net increase (decrease) in net assets derived from capital transactions	2,351,757,106	(747,411,506)

NET ASSETS
Total decrease in net assets	2,442,467,455	(677,748,155)
Beginning of year	40,846,686,537	41,524,434,692

End of year	$43,289,153,992	$40,846,686,537

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2015	2014	2013	2012	2011
Total Return
Total return	0.21%	0.16%	0.20%	0.27%	0.23%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.21%	0.16%	0.19%	0.27%	0.22%

Supplemental Data
Net assets, end of year (000)	$43,289,154	$40,846,687	$41,524,435	$35,289,099	$28,528,047

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Money Market Master Portfolio (the “Master Portfolio”).

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

3.	Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Master Portfolio’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master Portfolio and its counterparties. Typically, the Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master Portfolio, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Money Market Master Portfolio	0.10%

The Manager has contractually agreed to waive 0.03% its investment advisory fees through April 30, 2016. The Manager has also voluntarily agreed to waive investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2015, the amount included in fees waived by the Manager in the Statement of Operations is as follows:

Money Market Master Portfolio	$12,936,914

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to provide an offsetting credit against the Management fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2016. The amount waived is included in fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2015, such waiver amounts are as follows:

Money Market Master Portfolio	$539,717

MIP entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is not entitled to compensation for providing administration service to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration service to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Certain officers and/or trustees of the MIP are officers and/or directors of BlackRock or its affiliates.

6.	Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended December 31, 2015. The statute of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

7.	Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers of securities

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

owned by the Master Portfolio. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master Portfolio’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Master Portfolio continues to evaluate its strategy to implement the new regulations.

8.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio

and the Interestholders of Money Market Master Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Master Portfolio, (the “Master Portfolio”), a series of Master Investment Portfolio, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2016

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 155 Portfolios	None

David O. Beim 1940	Trustee	Since 2009	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 155 Portfolios	None

Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 155 Portfolios	None

Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	108 RICs consisting of 230 Portfolios	None

Dr. Matina S. Horner 1939	Trustee	Since 2009	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] – (continued)

Herbert I. London 1939	Trustee	Since 2009	Professor Emeritus, New York University since 2005; President, London Center for Policy Research since 2012; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 155 Portfolios	None

Cynthia A. Montgomery 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 1947	Trustee	Since 2009	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] – (continued)

Toby Rosenblatt 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None

Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 155 Portfolios	None

Kenneth L. Urish 1951	Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] – (concluded)

Frederick W. Winter 1945	Trustee	Since 2009	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Fund.

[3]

Date shown is the earliest date a person has served for the Trust/MIP. In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Trust’s/MIP’s Board. As a result, although the chart shows certain Independent Trustees as joining the Trust’s/MIP’s board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 230 Portfolios	None

John M. Perlowski 1964	Trustee, President, and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 328 Portfolios	None

[4]

Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Funds based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of a complex of BlackRock registered open-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Equity-Liquidity Complex, and Ms. Novick is also a board member of the BlackRock Equity-Liquidity Complex. Interested Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The maximum age limitation may be waived as to any Trustee by action of a majority of the Trustees upon a finding of good cause therefor.

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES – (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust/MIP	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2] – (concluded)

Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2]	Officers of the Trust serve at the pleasure of the Board.

Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian, Transfer Agent and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019

Effective September 25, 2015, John M. Perlowski was appointed to serve as a Trustee of the Trusts.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustee of the Trust.

Hewitt Series Trust

Hewitt Money Market Fund

Annual Report

December 31, 2015

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)          Audit Fees

$21,000 and $31,125 are the aggregate fees billed for the 2014 and 2015 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)          Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)          Tax Fees

$5,500 and $5,500 are the aggregate fees billed for the 2014 and 2015 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)          All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $5,500 and $5,500 are the aggregate non-audit fees billed for the 2014 and 2015 fiscal years respectively for services rendered by the principal accountant to the registrant. $92,820 and $5,000 are the aggregate non-audit fees billed for the 2014 and 2015 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc., the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc., the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule

30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)( i ) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date February 24, 2016

By:	/s/ Douglas S. Keith
Douglas S. Keith

Treasurer, Chief Financial Officer and Chief Compliance Officer

Date February 24, 2016